TRADE ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2021
TRADE ACCOUNTS RECEIVABLE
TRADE ACCOUNTS RECEIVABLE
7.	TRADE ACCOUNTS RECEIVABLE
7.1.	Breakdown of balances

	December 31,	December 31,
	2021	2020
Domestic customers
Third parties	1,449,177	970,796
Related parties (Note 11) (1)	73,598	47,685

Foreign customers
Third parties	5,043,453	1,938,614

(-) Expected credit losses	(34,763)	(41,889)
	6,531,465	2,915,206

1)	The balance refers to transactions with Ibema Companhia Brasileira de Papel.

The Company performs factoring transactions for certain customers’ receivables where, substantially all risks and rewards related to these receivables are transferred to the counterpart, so that these receivables are derecognized from accounts receivable in the balance sheet. This transaction refers to an additional cash generation opportunity and may be discontinued at any time without significant impact on the Company's operation and is therefore classified as a financial asset measured at amortized cost. The impact of these factoring transactions on the accounts receivable for the year ended December 31, 2021, is R$6,121,316 (R$5,388,370 as of December 31, 2020).

7.2.	Breakdown of trade accounts receivable by maturity

	December 31,	December 31,
	2021	2020
Current	5,972,945	2,603,229
Overdue
Up to 30 days	518,115	209,210
From 31 to 60 days	15,359	51,420
From 61 to 90 days	3,087	2,062
From 91 to 120 days	1,453	6,665
From 121 to 180 days	3,779	8,618
From 181 days	16,727	34,002
	6,531,465	2,915,206

7.3.	Rollforward of the expected credit losses

	December 31,	December 31,
	2021	2020

Beginning balance	(41,889)	(41,996)
Addition	(2,547)	(9,350)
Reversal	3,184	3,328
Write-off	7,078	7,737
Exchange rate variation	(589)	(1,608)
Ending balance	(34,763)	(41,889)

The Company maintains guarantees for overdue securities in its commercial operations, through credit insurance policies, letters of credit and other guarantees. These guarantees avoid the need to recognize expected credit losses, in accordance with the Company's credit policy.

7.4.	Main customers

The Company has 1 (one) customer responsible for 10.39% of net sales of pulp segment and no customer responsible for more than 10% of net sales in the paper segment for the year ended December 31, 2021. As of  December 31, 2020, there were no responsible customers for more than 10% of the total net revenue of the pulp and/or paper operating segment.